REGULATORY MATTERS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REGULATORY MATTERS [Abstract]
Undivided profits				$ 9,900
Request for approval to transfer capital from bank to parent entity	$ 18,000	$ 18,500	$ 15,000
Components of regulatory capital [Abstract]
Total shareholders' equity				248,980	$ 251,092	$ 250,371	$ 231,581
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes				(9,108)	(6,036)
Intangible assets				(1,932)	(2,280)
Consolidated [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital				286,289	278,170
Minimum for Adequately Capitalized Institutions, Amount				$ 144,413	$ 133,668
Actual, Ratio				15.86%	16.65%
Minimum for Adequately Capitalized Institutions, Ratio				8.00%	8.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount				$ 265,405	$ 257,050
Minimum for Adequately Capitalized Institutions, Amount				$ 108,309	$ 100,251
Actual, Ratio				14.70%	15.38%
Minimum for Adequately Capitalized Institutions, Ratio				6.00%	6.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount				$ 238,996	$ 239,271
Minimum for Adequately Capitalized Institutions, Amount				$ 81,232	$ 75,188
Actual, Ratio				13.24%	14.32%
Minimum for Adequately Capitalized Institutions, Ratio				4.50%	4.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital				$ 265,405	$ 257,050
Minimum for Adequately Capitalized Institutions, Amount				$ 101,112	$ 94,217
Actual, Ratio				10.50%	10.91%
Minimum for Adequately Capitalized Institutions, Ratio				4.00%	4.00%
Components of regulatory capital [Abstract]
Total shareholders' equity				$ 248,980	$ 251,092
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes				3,310	238
Intangible assets				(1,159)	(912)
Disallowed deferred tax assets				(12,135)	(11,147)
Common equity tier 1 capital				238,996	239,271
Qualifying trust preferred securities				34,500	34,500
Disallowed deferred tax assets				(8,091)	(16,721)
Tier 1 capital				265,405	257,050
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets				20,884	21,120
Total risk-based capital				286,289	278,170
Independent Bank [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital				270,855	261,894
Minimum for Adequately Capitalized Institutions, Amount				144,223	133,514
Minimum for Well Capitalized Institutions, Amount				$ 180,279	$ 166,893
Actual, Ratio				15.02%	15.69%
Minimum for Adequately Capitalized Institutions, Ratio				8.00%	8.00%
Minimum for Well-Capitalized Institutions, Ratio				10.00%	10.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount				$ 249,971	$ 240,867
Minimum for Adequately Capitalized Institutions, Amount				108,167	100,136
Minimum for Well-Capitalized Institutions, Amount				$ 144,223	$ 133,514
Actual, Ratio				13.87%	14.43%
Minimum for Adequately Capitalized Institutions, Ratio				6.00%	6.00%
Minimum for Well Capitalized Institutions, Ratio				8.00%	8.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount				$ 249,971	$ 240,867
Minimum for Adequately Capitalized Institutions, Amount				81,126	75,102
Minimum for Well-Capitalized Institutions, Amount				$ 117,181	$ 108,480
Actual, Ratio				13.87%	14.43%
Minimum for Adequately Capitalized Institutions, Ratio				4.50%	4.50%
Minimum for Well Capitalized Institutions, Ratio				6.50%	6.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital				$ 249,971	$ 240,867
Minimum for Adequately Capitalized Institutions, Amount				101,019	94,145
Minimum for Well-Capitalized Institutions, Amount				$ 126,274	$ 117,682
Actual, Ratio				9.90%	10.23%
Minimum for Adequately Capitalized Institutions, Ratio				4.00%	4.00%
Minimum for Well-Capitalized Institutions, Ratio				5.00%	5.00%
Components of regulatory capital [Abstract]
Total shareholders' equity				$ 258,814	$ 259,947
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes				3,310	238
Intangible assets				(1,159)	(912)
Disallowed deferred tax assets				(10,994)	(18,406)
Common equity tier 1 capital				249,971	240,867
Qualifying trust preferred securities				0	0
Disallowed deferred tax assets				0	0
Tier 1 capital				249,971	240,867
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets				20,884	21,027
Total risk-based capital				$ 270,855	$ 261,894